Accrued expenses	12 Months Ended
Dec. 31, 2020
Accrued expenses [Abstract]
Accrued expenses

15. Accrued expenses

	December 31, 2020	December 31, 2019
Accrued research and development costs including milestone payments	1,105,089	1,019,563
Professional fees	172,273	108,519
Accrued vacation & overtime	44,466	23,377
Employee benefits incl. share based payments	101,821	47,916
Other	9,457	140,447
Total accrued expenses	1,433,106	1,339,822